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                      Metropolitan Life Insurance Company
               [Metropolitan Life Insurance Company Letterhead]



May 4, 2005


Via EDGAR Transmission

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E ("Registrant")
      Form N-4/A Registration Statement
      Registration No. 333-122897/811-4001

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the above Registrant hereby certifies that the Prospectus and the Statement of Additional Information do not differ from that contained in the most recent registration statement, which was filed electronically on April 29, 2005.

Sincerely,


/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel